Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Deferred tax assets
Tax losses carry forwards	$ 771,772	$ 551,303
Expected credit losses	2,174	1,543
Others
Valuation allowance	(773,946)	(552,846)
Deferred tax assets
Total deferred tax assets